Collaborative agreements	12 Months Ended
Dec. 31, 2013
Collaborative Agreements [Abstract]
Collaborative Arrangement Disclosure [Text Block]
15.  Collaborative agreements:

Pursuant to two collaborative and license agreements with Merck (the “Collaboration Agreements”), the Company granted Merck exclusive global rights for the development and commercialization of vernakalant (IV) and vernakalant (oral).

On March 19, 2012, the Company announced Merck’s decision to discontinue further development of vernakalant (oral).

On September 25, 2012, Merck gave notice to the Company of its termination of the Collaboration Agreements.

On April 24, 2013, the Company entered into a transition agreement with Merck (the “Transition Agreement”) to amend and supplement the provisions of the Collaboration Agreements governing their rights and responsibilities in connection with the termination of the Collaboration Agreements and the transfer of rights to, and responsibilities for, vernakalant. Pursuant to the Transition Agreement, the Company took responsibility for worldwide sales, marketing, and promotion of vernakalant (IV) immediately upon signing of the agreement.  Regulatory product rights and product distribution responsibility are expected to transfer to the Company upon transfer of the marketing authorization in the relevant countries.

On June 27, 2013, the European Commission approved the transfer of the centrally-approved marketing authorization for BRINAVESSTM from Merck. The Company is now the marketing authorization holder for BRINAVESSTM in the member states of the European Union (“EU”).  With the completion of this transfer, commencing July 1, 2013, royalties on sales and the promotional services fee the Company previously received from Merck ceased and the Company began benefiting from sales of BRINAVESSTM throughout the world.

On September 16, 2013, the Company announced the completion of the transfer from Merck to the Company of commercialization responsibility for BRINAVESSTM in the EU and the transfer of responsibility to complete the post-marketing study for BRINAVESSTM. The Company is now supplying BRINAVESSTM under its own trade dress in the EU.